Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Activity in the Company's RSUs

A summary of activity in the Company’s RSUs for the nine months ended June 30, 2025 is as follows:

	Number of units	Weighted- Average Grant Date Fair Value per Unit
Outstanding at September 30, 2024	4,463,253	$7.93
Granted	6,951,722	1.03
Forfeited	(17,327)	5.47
Vested	(5,193,502)	0.92
Outstanding at June 30, 2025	6,204,146	6.07

A summary of activity in the Company’s RSUs for the year ended September 30, 2024 is as follows:

	Number of units	Weighted- Average Grant Date Fair Value per Unit

Outstanding at September 30, 2023	209,494	$6.84
Performance-based RSUs	3,999,999	8.57
Other RSUs issued	450,161	2.35
Forfeited	(34,915)	6.84
Vested	(161,486)	6.84
Outstanding at September 30, 2024	4,463,253	7.93

Schedule of Stock Option Activity

Stock option activity for the nine months ended June 30, 2025 is as follows:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at September 30, 2024	2,740,846	$4.89
Expired	(216,953)	4.92
Forfeited	(71,273)	6.04
Outstanding at June 30, 2025	2,452,620	4.85	6.1
Exercisable at June 30, 2025	2,297,204	4.72	6.1

Stock option activity for the year ended September 30, 2024 is as follows:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (years)
Outstanding at September 30, 2023	5,905,684	$4.28
Granted	32,200	6.84
Exercised	(1,797,841)	1.69
Forfeited	(870,776)	6.58
Expired	(528,421)	6.27
Outstanding at September 30, 2024	2,740,846	4.89	6.9
Exercisable at September 30, 2024	2,382,697	4.65	6.8

Schedule of Weighted-Average Grant Date Fair Value of Options Granted
	Nine months ended June 30, 2024
	Range
	Low	High
Expected volatility	54.8%	55.6%
Expected dividend yield	0%	0%
Risk-free interest rate	3.9%	4.4%
Expected term (years)	4.5	5.3

	Year ended September 30,
	2024		2023
	Range		Range
	Low	High	Low	High

Expected volatility	54.8%	55.6%	52.4%	54.4%
Expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.9%	4.4%	3.6%	4.2%
Expected term (years)	4.5	5.3	4.6	5.8

Schedule of Consolidated Statements of Operations and Comprehensive Loss

The condensed consolidated statements of operations and comprehensive loss include stock-based compensation expense as follows:

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024

Cost of revenue	$64	$27	$122	$27
Research and development	66	161	212	936
Selling, general and administrative	6,972	3,434	19,922	16,805
Total stock-based compensation expense	$7,102	$3,622	$20,256	$17,768

The consolidated statements of operations and comprehensive loss include stock-based compensation expense as follows:

	Year ended September 30,
	2024	2023

Cost of revenue	$15	$31
Research and development	1,124	1,842
Selling, general and administrative	20,244	13,603
Total stock-based compensation expense	$21,383	$15,476